18. Provisions (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning		$ 466,686	$ 376,161
Increases		77,820	137,403
Recovery		0	(46,878)
Transfers		(131,032)	0
Provisions, ending		413,474	466,686
Non-current provisions | Provision for plant dismantling
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning		125,201
Increases		5,831
Recovery		0
Transfers	[1]	(131,032)
Provisions, ending		0	125,201
Current provisions | Provision for lawsuits and claims
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning		341,485
Increases		71,989
Recovery		0
Transfers		0
Provisions, ending		$ 413,474	$ 341,485

[1]	Transferred to Liabilities associated with the assets held for sale (note 21).